SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, these financial statements do not include all of the information and footnotes required for complete financial statements and should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 filed with the SEC on May 6, 2025.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair presentation of the Company’s unaudited condensed consolidated financial position as of June 30, 2025, its consolidated results of operations for the six months ended June 30, 2025, cash flows for the six months ended June 30, 2025 and change in equity for the six months ended June 30, 2025, as applicable, have been made. Operating results for the six months ended June 30, 2025 are not necessarily indicative of the operating results that may be expected for the year ending December 31, 2024 or any future periods.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers and suppliers and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

There was one customer who represents 95.33% of the Company’s total revenue for the six months ended June 30, 2025.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net:

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Percentage of the Company’s accounts receivable
Customer A	95.33%	70.98%
Customer B	–	17.32%
Customer C	–	11.70%
Customer D	–	–
Customer E	–	–
	95.33%	100.00%

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers.”

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

•	Step 1: Identify the contract(s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligation in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company mainly offers and generates revenue from the fish trading business, bento box and fruit and vegetable processing business, and E-commerce live streaming business. Revenue recognition policies are discussed as follows:

Aquatic product trading revenue

The Company engages in the trading of fish, primarily eels. Revenue is generated when the Company receives customer orders specifying product types and requirements. Upon receiving an order, the Company arranges the harvesting of the eels, inspects the products to ensure compliance with the customer’s specifications, and coordinates delivery. Revenue is recognized at a point in time when control of the goods is transferred to the customer, typically upon delivery, which is the point at which the performance obligation is satisfied.

Bento box and produce processing revenue

The Company also operates a bento box and fresh produce processing business, primarily involving vegetables and fruits. The revenue recognition model for this segment is similar to the aquatic product trading business. Upon receiving customer orders, the Company processes and packages the required food or agricultural products, ensures product quality and conformity to order specifications, and arranges delivery. Revenue is recognized at a point in time, generally upon the transfer of the processed goods to the customer.

E-commerce live-streaming commission revenue

The Company acts as an agent in facilitating the sale of third-party products through live-streaming e-commerce platforms. The Company does not take control of the goods sold, and commission revenue is recognized on a net basis. Revenue is recognized at the point in time when the underlying product is sold and shipment is confirmed by the seller, which indicates the Company has fulfilled its performance obligation of facilitating the sale.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The FASB issued several updates during the period, none of these standards are either applicable to the Company or require adoption at a future date and none are expected to have a material impact on the consolidated financial statements upon adoption.